UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

  /s/  Randall Abramson     Toronto, Ontario, Canada     August 08, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $72,139 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAYTEX ENERGY CORP             COM              07317Q105     2206    41850 SH       DEFINED                     0    41850        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      717     9610 SH       DEFINED                     0     9610        0
BEST BUY INC                   COM              086516101      685    22600 SH       DEFINED                     0    22600        0
CANADIAN NAT RES LTD           COM              136385101      589    14568 SH       DEFINED                     0    14568        0
CENTRAL GOLDTRUST              TR UNIT          153546106      360     6550 SH       DEFINED                     0     6550        0
CISCO SYS INC                  COM              17275R102      573    38060 SH       DEFINED                     0    38060        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6     1396  1534700 PRN      DEFINED                     0  1534700        0
DELL INC                       COM              24702R101    23479  1460300 SH       DEFINED                     0  1460300        0
DELL INC                       COM              24702R101      257   104000 SH  CALL DEFINED                     0        0        0
DSW INC                        CL A             23334L102      280     5742 SH       DEFINED                     0     5742        0
GENERAL MTRS CO                COM              37045V100     2699    92182 SH       DEFINED                     0    92182        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118     1637    79313 SH       DEFINED                     0    79313        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126     1219    79313 SH       DEFINED                     0    79313        0
HEWLETT PACKARD CO             COM              428236103    10262   292310 SH       DEFINED                     0   292310        0
HEWLETT PACKARD CO             COM              428236103       12    28600 SH  CALL DEFINED                     0        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      328     1985 SH       DEFINED                     0     1985        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      906     2525 SH       DEFINED                     0     2525        0
ISHARES TR                     DJ HOME CONSTN   464288752      668    54500 SH       DEFINED                     0    54500        0
JOHNSON & JOHNSON              COM              478160104      888    13840 SH       DEFINED                     0    13840        0
JOHNSON & JOHNSON              COM              478160104      160    19700 SH  CALL DEFINED                     0        0        0
KIMBERLY CLARK CORP            COM              494368103     1156    18005 SH       DEFINED                     0    18005        0
KROGER CO                      COM              501044101     9839   411335 SH       DEFINED                     0   411335        0
LIBERTY MEDIA CORP             DEB 3.750% 2/1   530715AL5       12    22000 PRN      DEFINED                     0    22000        0
MICROSOFT CORP                 COM              594918104      624   471000 SH  CALL DEFINED                     0        0        0
MICROSOFT CORP                 COM              594918104     5790   230890 SH       DEFINED                     0   230890        0
NEW GOLD INC CDA               COM              644535106     1422   142920 SH       DEFINED                     0   142920        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204      909    92787 SH       DEFINED                     0    92787        0
PFIZER INC                     COM              717081103      419    21100 SH       DEFINED                     0    21100        0
STRYKER CORP                   COM              863667101      219     3860 SH       DEFINED                     0     3860        0
SUNCOR ENERGY INC NEW          COM              867224107      847    22410 SH       DEFINED                     0    22410        0
TALBOTS INC                    COM              874161102       71    22000 SH       DEFINED                     0    22000        0
TARGET CORP                    COM              87612E106      325     7185 SH       DEFINED                     0     7185        0
TRANSCANADA CORP               COM              89353D107      564    13320 SH       DEFINED                     0    13320        0
WAL MART STORES INC            COM              931142103      621    12120 SH       DEFINED                     0    12120        0